Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Bank balances	$ 29,032	$ 25,205
Short-term deposits	42,252	11,040
Total cash and cash equivalents	$ 71,284	$ 36,245	$ 17,379
Money market investments, maximum maturity term	90 days